UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2021—August 31, 2022

Item 1: Reports to Shareholders

Annual Report   |   August 31, 2022
Vanguard CMT Funds
Vanguard Market Liquidity Fund
Vanguard Municipal Cash Management Fund

Contents
About Your Fund’s Expenses	1
Market Liquidity Fund	3
Municipal Cash Management Fund	16
Trustees Approve Advisory Arrangements	39

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2022
	Beginning Account Value 2/28/2022	Ending Account Value 8/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Market Liquidity Fund	$1,000.00	$1,005.20	$0.03
Municipal Cash Management Fund	1,000.00	1,003.60	0.05
Based on hypothetical 5% yearly return
Market Liquidity Fund	$1,000.00	$1,025.18	$0.03
Municipal Cash Management Fund	1,000.00	1,025.16	0.05
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratio for that period are 0.005% for Market Liquidity Fund, and 0.01% for Municipal Cash Management Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Market Liquidity Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2022
1 - 7 Days	61.4%
8 - 30 Days	15.3
31 - 60 Days	14.1
61 - 90 Days	6.5
91 - 180 Days	2.7

Market Liquidity Fund
Financial Statements
Schedule of Investments
As of August 31, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (30.4%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	2.350%	9/1/22	50,000	50,004
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	2.370%	9/1/22	75,000	75,007
	Federal Home Loan Banks Discount Notes	1.323%–1.998%	9/7/22	521,000	520,810
	Federal Home Loan Banks Discount Notes	2.212%	9/8/22	500,000	499,788
	Federal Home Loan Banks Discount Notes	2.227%	9/12/22	400,000	399,731
	Federal Home Loan Banks Discount Notes	2.258%	9/21/22	1,500,000	1,498,115
	Federal Home Loan Banks Discount Notes	2.145%	9/23/22	150,000	149,790
	Federal Home Loan Banks Discount Notes	2.269%	9/28/22	547,000	546,030
	Federal Home Loan Banks Discount Notes	2.357%	10/5/22	350,000	349,195
	Federal Home Loan Banks Discount Notes	2.359%	10/7/22	830,130	828,100
	Federal Home Loan Banks Discount Notes	2.367%–2.368%	10/12/22	660,000	658,140
	Federal Home Loan Banks Discount Notes	2.534%–2.564%	10/14/22	500,000	498,516
	Federal Home Loan Banks Discount Notes	2.515%	10/19/22	1,000,000	996,659
	Federal Home Loan Banks Discount Notes	2.751%	10/26/22	38,000	37,852
[2]	Federal Home Loan Banks, SOFR + 0.080%	2.370%	9/1/22	461,000	461,052
[2]	Federal Home Loan Banks, SOFR + 0.085%	2.375%	9/1/22	150,000	150,012
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	2.385%	9/1/22	133,000	133,003
	United States Cash Management Bill	1.597%	12/1/22	1,000,000	992,733
	United States Treasury Bill	1.818%	9/6/22	1,000,000	999,715
	United States Treasury Bill	1.853%	9/13/22	1,350,000	1,349,028
	United States Treasury Bill	2.039%	9/15/22	1,000,000	999,160
	United States Treasury Bill	1.853%	9/20/22	1,500,000	1,498,286
	United States Treasury Bill	1.991%	9/27/22	1,000,000	998,339
	United States Treasury Bill	1.348%–2.130%	10/4/22	850,000	848,181
	United States Treasury Bill	1.113%	10/6/22	279,200	278,595
	United States Treasury Bill	1.465%	10/11/22	750,000	748,017
	United States Treasury Bill	1.224%–2.082%	10/13/22	1,264,150	1,260,684
	United States Treasury Bill	1.255%	10/20/22	410,300	408,901
	United States Treasury Bill	1.376%	10/27/22	500,000	498,005
	United States Treasury Bill	2.124%	11/1/22	1,000,000	995,586
	United States Treasury Bill	1.427%	11/3/22	1,000,000	995,371
	United States Treasury Bill	1.391%	11/10/22	750,000	746,194
	United States Treasury Bill	1.497%	11/17/22	500,000	497,118
	United States Treasury Bill	1.538%	11/25/22	1,000,000	993,377
	United States Treasury Bill	1.721%	12/8/22	1,000,000	992,310
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	2.826%	9/1/22	131,924	131,716
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	2.935%	9/1/22	1,250,000	1,251,122

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	2.938%	9/1/22	400,000	399,943
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.049%	2.950%	9/1/22	1,550,000	1,551,308
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	2.956%	9/1/22	5,000	5,002
Total U.S. Government and Agency Obligations (Cost $27,307,361)					27,290,495
Certificates of Deposit (8.2%)
	Bayerische Landesbank	2.330%–2.350%	9/2/22	675,000	675,000
	Bayerische Landesbank	2.410%	9/19/22	96,000	96,001
	Citibank NA	2.300%	9/22/22	250,000	249,968
	Citibank NA	2.900%	11/14/22	350,000	349,946
	Citibank NA	3.100%	12/1/22	300,000	299,970
	Credit Agricole Securities Inc.	2.310%	9/1/22	300,000	300,000
	Credit Agricole Securities Inc.	2.310%	9/6/22	116,000	115,999
	Credit Agricole Securities Inc.	2.310%	9/7/22	300,000	299,998
	Credit Agricole Securities Inc.	2.250%	9/8/22	165,000	164,996
	Credit Agricole Securities Inc.	2.850%	11/1/22	150,000	150,028
	Credit Agricole Securities Inc.	2.870%	11/2/22	150,000	150,031
	Credit Agricole Securities Inc.	2.990%	11/21/22	100,000	100,011
	Credit Agricole Securities Inc.	3.050%	11/23/22	100,000	100,020
	KBC Bank NV	2.870%	11/1/22	250,000	250,000
	Landesbank Hessen-Thuringen	2.390%	9/6/22	250,000	250,001
	Landesbank Baden Wuerttemberg	2.350%	9/2/22	644,000	644,001
	Landesbank Baden Wuerttemberg	2.350%	9/15/22	353,000	352,996
	Landesbank Baden Wuerttemberg	2.350%	9/16/22	310,000	309,996
	Landesbank Baden Wuerttemberg	2.350%	9/19/22	214,000	213,996
	Landesbank Baden Wuerttemberg	2.350%	9/22/22	114,000	114,000
	Landesbank Hessen Thueringen Girozentrale	2.390%	9/1/22	250,000	250,001
	MUFG Bank Ltd.	2.380%	9/1/22	250,000	250,000
	MUFG Bank Ltd.	2.380%	9/7/22	500,000	500,002
	MUFG Bank Ltd.	2.380%	9/12/22	400,000	400,001
	MUFG Bank Ltd.	2.380%	9/13/22	350,000	350,001
	MUFG Bank Ltd.	2.380%	9/15/22	135,000	135,000
	MUFG Bank Ltd.	2.370%	9/19/22	200,000	199,998
	MUFG Bank Ltd.	2.380%	9/20/22	126,000	125,999
Total Certificates of Deposit (Cost $7,397,997)					7,397,960
Commercial Paper (15.1%)
[4]	Australia & New Zealand Banking Group Ltd.	1.606%	9/1/22	250,000	249,984
[4]	Barclays Bank UK plc	2.439%	9/1/22	325,000	324,979
[4]	Barclays Bank UK plc	2.384%	9/6/22	130,000	129,948
[4]	Barclays Bank UK plc	2.494%	9/22/22	170,000	169,739
[4]	Barclays Bank UK plc	2.499%	9/27/22	324,000	323,379
[4]	Barclays Bank UK plc	2.679%–2.699%	10/11/22	510,000	508,453
[4]	Barclays Bank UK plc	2.699%	10/17/22	321,000	319,864
[4]	Barclays Bank UK plc	2.730%	10/18/22	90,000	89,674
[4]	Barclays Bank UK plc	2.821%	10/24/22	100,000	99,585
[4]	Barclays Bank UK plc	2.832%	10/25/22	50,000	49,788
	Bayerische Landesbank	2.449%	9/1/22	500,000	499,967
	Bayerische Landesbank	2.449%	9/2/22	172,000	171,977
	Bayerische Landesbank	2.449%	9/6/22	250,000	249,900
	Bayerische Landesbank	2.363%	9/7/22	250,000	249,886
	Bayerische Landesbank	2.449%	9/16/22	314,000	313,658
	Bayerische Landesbank	2.421%	9/23/22	384,000	383,388
[4]	Canadian Imperial Bank	2.332%	9/1/22	250,000	249,983
[4]	CDP Financial Inc.	2.571%	10/11/22	125,000	124,599
[4]	CDP Financial Inc.	2.856%	11/1/22	75,000	74,626

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corpoerative Centrale	2.332%	9/1/22	500,000	499,969
[4]	DBS Bank Ltd.	1.717%	9/9/22	100,000	99,937
[4]	Deutsche Bank	2.505%–2.515%	10/4/22	300,000	299,245
[4]	Deutsche Bank	2.566%	10/5/22	198,490	197,975
[4]	Deutsche Bank	2.638%	10/11/22	189,000	188,420
[4]	Deutsche Bank	2.656%	10/17/22	200,000	199,289
	Export Development Corp.	2.545%	10/4/22	100,000	99,767
	Export Development Corp.	2.500%	10/6/22	150,000	149,627
[4]	ING Funding LLC	2.972%	11/16/22	100,000	99,376
	JP Morgan Securities LLC	1.670%	9/7/22	200,000	199,898
	JP Morgan Securities LLC	1.690%	9/9/22	150,000	149,901
	Landesbank Baden Wuerttemberg	2.439%	9/1/22	350,000	349,977
	Landesbank Baden Wuerttemberg	2.391%	9/6/22	120,000	119,952
	Landesbank Baden Wuerttemberg	2.388%	9/7/22	131,000	130,939
	Landesbank Baden Wuerttemberg	2.391%	9/12/22	449,000	448,636
	Lloyds Bank plc	2.442%	9/22/22	300,000	299,538
	Lloyds Bank plc	2.423%	9/23/22	200,000	199,677
	Lloyds Bank plc	2.530%	10/4/22	500,000	498,774
	Lloyds Bank plc	2.576%	10/7/22	250,000	249,328
	Lloyds Bank plc	2.724%	10/18/22	150,000	149,463
	Lloyds Bank plc	2.745%	10/24/22	100,000	99,592
	Natixis SA	2.371%	9/1/22	350,000	349,977
[4]	Netherland Bank	2.666%	10/19/22	200,000	199,265
[4]	NRW Bank	2.484%	10/4/22	250,000	249,402
[4]	NRW Bank	2.364%	10/5/22	300,000	299,260
[4]	NRW Bank	2.561%	10/7/22	250,000	249,345
	Santander UK plc	1.650%	9/1/22	250,000	249,983
	Santander UK plc	2.879%	11/1/22	143,985	143,299
[4]	Toronto Dominion Bank	2.353%	9/1/22	95,000	94,994
[4]	Toronto Dominion Bank	2.353%	9/2/22	500,000	499,935
[4]	Toronto Dominion Bank	2.353%	9/6/22	500,000	499,805
[4]	Toronto Dominion Bank	2.353%	9/7/22	500,000	499,772
	Toyota Motor Credit Corp.	1.639%	9/1/22	100,000	99,994
	Toyota Motor Credit Corp.	2.431%	9/20/22	100,000	99,868
	Toyota Motor Credit Corp.	2.679%	10/11/22	100,000	99,714
	Toyota Motor Credit Corp.	2.793%	10/26/22	250,000	248,985
[4]	United Overseas Bank Ltd.	2.371%	9/1/22	250,000	249,984
[4]	United Overseas Bank Ltd.	2.373%	9/2/22	150,000	149,981
Total Commercial Paper (Cost $13,597,598)					13,596,220
Repurchase Agreement (41.8%)
	Federal Reserve Bank of New York (Dated 8/31/22, Repurchase Value $37,589,401,000, collateralized by United States Treasury Note/Bond 0.125%–2.000%, 3/31/23–2/28/27, with a value of $37,589,401,000) (Cost $37,587,000)	2.300%	9/1/22	37,587,000	37,587,000
Taxable Municipal Bonds (0.1%)
[5,6]	Los Angeles CA Department of Water & Power Water Revenue TOB VRDO	2.520%	9/1/22	16,000	16,000
[5,6]	Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	2.520%	9/1/22	16,000	16,000
[5,6]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	2.520%	9/1/22	16,000	16,000
Total Taxable Municipal Bonds (Cost $48,000)					48,000
Time Deposits (4.8%)
	Bank of Montreal	2.310%	9/1/22	150,000	150,000
	Credit Industrial et Commercial	2.340%	9/1/22	289,000	289,000
	Credit Industrial et Commercial	2.340%	9/2/22	199,000	199,000
	Credit Industrial et Commercial	2.340%	9/2/22	230,000	230,000

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Credit Industrial et Commercial	2.340%	9/6/22	404,000	404,000
	Credit Industrial et Commercial	2.340%	9/7/22	586,000	586,000
	DNB Bank ASA	2.300%	9/1/22	265,000	265,000
	ING Bank NV	2.300%	9/2/22	500,000	500,000
	National Bank of Canada	2.320%	9/7/22	250,000	250,000
	Natixis SA	2.310%	9/1/22	100,000	100,000
	Royal Bank of Canada	2.320%	9/1/22	250,000	250,000
	Svenska Handelsbanken	2.250%	9/1/22	48,470	48,470
	Svenska Handelsbanken	2.300%	9/1/22	1,000,000	1,000,000
Total Time Deposits (Cost $4,271,470)					4,271,470
				Shares
Money Market Fund (0.0%)
[7]	Vanguard Municipal Cash Management Fund (Cost $1,004)	1.437%		10,039	1,004
Total Investments (100.4%) (Cost $90,210,430)					90,192,149
Other Assets and Liabilities—Net (-0.4%)					(342,496)
Net Assets (100%)					89,849,653
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At August 31, 2022, the aggregate value of these securities was $6,790,586,000, representing 7.6% of net assets.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, the aggregate value was $48,000,000, representing 0.1% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Assets and Liabilities
As of August 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $52,622,426)	52,604,145
Affiliated Issuers (Cost $1,004)	1,004
Repurchase Agreements (Cost $37,587,000)	37,587,000
Total Investments in Securities	90,192,149
Receivables for Accrued Income	21,902
Total Assets	90,214,051
Liabilities
Due to Custodian	209
Payables for Investment Securities Purchased	364,001
Payables to Vanguard	188
Total Liabilities	364,398
Net Assets	89,849,653
At August 31, 2022, net assets consisted of:

Paid-in Capital	89,867,805
Total Distributable Earnings (Loss)	(18,152)
Net Assets	89,849,653

Net Assets
Applicable to 898,773,766 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	89,849,653
Net Asset Value Per Share	$99.97

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Operations

Year Ended August 31, 2022
($000)
Investment Income
Income
Interest[1]	506,745
Total Income	506,745
Expenses
The Vanguard Group—Note B
Management and Administrative	4,776
Total Expenses	4,776
Net Investment Income	501,969
Realized Net Gain (Loss) on Investment Securities Sold[1]	129
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(21,946)
Net Increase (Decrease) in Net Assets Resulting from Operations	480,152
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,000, $0, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	501,969	91,194
Realized Net Gain (Loss)	129	643
Change in Unrealized Appreciation (Depreciation)	(21,946)	(3,034)
Net Increase (Decrease) in Net Assets Resulting from Operations	480,152	88,803
Distributions
Total Distributions	(504,353)	(91,194)
Capital Share Transactions
Issued	793,345,578	902,139,324
Issued in Lieu of Cash Distributions	504,099	91,177
Redeemed	(808,986,762)	(890,842,994)
Net Increase (Decrease) from Capital Share Transactions	(15,137,085)	11,387,507
Total Increase (Decrease)	(15,161,286)	11,385,116
Net Assets
Beginning of Period	105,010,939	93,625,823
End of Period	89,849,653	105,010,939

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$100.00	$100.00	$100.01	$100.02	$100.02
Investment Operations
Net Investment Income	.580	.090	1.205	2.440	1.676
Net Realized and Unrealized Gain (Loss) on Investments	(.028)	—	(.010)	(.010)	—
Total from Investment Operations	.552	.090	1.195	2.430	1.676
Distributions
Dividends from Net Investment Income	(.580)	(.090)	(1.205)	(2.440)	(1.676)
Distributions from Realized Capital Gains	(.002)	—	—	—	—
Total Distributions	(.582)	(.090)	(1.205)	(2.440)	(1.676)
Net Asset Value, End of Period	$99.97	$100.00	$100.00	$100.01	$100.02
Total Return	0.55%	0.09%	1.20%	2.46%	1.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$89,850	$105,011	$93,626	$59,220	$54,936
Ratio of Total Expenses to Average Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to Average Net Assets	0.53%	0.09%	1.09%	2.44%	1.68%

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Notes to Financial Statements
Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
The fund invests in repurchase agreements and short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Market Liquidity Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread.  However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Market Liquidity Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of August 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Temporary Cash Investments	1,004	90,191,145	—	90,192,149
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	129
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(18,281)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	504,353	91,194
Long-Term Capital Gains	—	—
Total	504,353	91,194
*	Includes short-term capital gains, if any.
As of August 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	90,210,430
Gross Unrealized Appreciation	2,650
Gross Unrealized Depreciation	(20,931)
Net Unrealized Appreciation (Depreciation)	(18,281)

Market Liquidity Fund
E.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2022 Shares (000)	2021 Shares (000)

Issued	7,934,532	9,021,393
Issued in Lieu of Cash Distributions	5,042	912
Redeemed	(8,090,943)	(8,908,430)
Net Increase (Decrease) in Shares Outstanding	(151,369)	113,875
F.	Management has determined that no events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund
Fund Allocation
As of August 31, 2022
New York	21.0%
Texas	15.7
Illinois	6.0
Pennsylvania	4.6
Ohio	3.4
Colorado	3.4
California	3.4
Connecticut	3.3
Wisconsin	3.2
Missouri	3.0
Florida	2.7
Michigan	2.5
District of Columbia	2.4
North Carolina	2.3
Tennessee	2.1
Maryland	1.8
Iowa	1.5
New Mexico	1.5
Mississippi	1.3
Nevada	1.3
Georgia	1.3
Utah	1.2
Indiana	1.1
Louisiana	1.1
Washington	1.0
Multiple States	1.0
New Hampshire	1.0
Other	5.9

Municipal Cash Management Fund
Financial Statements
Schedule of Investments
As of August 31, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.9%)
Alaska (0.9%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	1.680%	9/1/22	22,175	22,175
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	1.650%	9/7/22	22,145	22,145
					44,320
Arizona (0.4%)
[1]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	1.030%	9/1/22	10,000	10,000
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	9/1/22	1,285	1,285
[1,2]	Scottsdale AZ Municipal Property Corp. Miscellaneous Taxes Revenue TOB VRDO	1.700%	9/1/22	7,350	7,350
					18,635
California (3.3%)
[1,2]	Berryessa CA Union School District GO TOB VRDO	1.700%	9/1/22	5,960	5,960
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	1.690%	9/1/22	5,000	5,000
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	1.700%	9/1/22	8,000	8,000
[1,2]	California GO TOB VRDO	1.700%	9/1/22	1,175	1,175
[1,2]	California State Unversity College & University Revenue TOB VRDO	1.700%	9/1/22	4,055	4,055
[1,2]	Los Angeles CA Harbor Department Port, Airport & Marina Revenue TOB VRDO	1.700%	9/1/22	1,875	1,875
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.700%	9/1/22	66,500	66,500
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.700%	9/1/22	8,000	8,000
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.710%	9/1/22	17,000	17,000
[1,2]	San Diego CA Unified School District GO TOB VRDO	1.700%	9/1/22	10,125	10,125
[1,2]	University of California College & University Revenue TOB VRDO	1.700%	9/1/22	10,935	10,935
[1,2]	University of California College & University Revenue TOB VRDO	1.700%	9/1/22	3,000	3,000
[1,2,3]	Westminster CA School District GO TOB VRDO	1.700%	9/1/22	17,186	17,186
[1,2]	Yosemite CA Community College District GO TOB VRDO	1.700%	9/1/22	1,410	1,410
					160,221

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colorado (3.4%)
[1,2]	Board of Governors of Colorado State University System College & University Revenue TOB VRDO	1.700%	9/1/22	8,100	8,100
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	9/1/22	12,990	12,990
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	1.500%	9/7/22	3,945	3,945
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	1.670%	9/1/22	2,350	2,350
	Denver CO City & County COP VRDO	1.050%	9/1/22	24,010	24,010
	Denver CO City & County COP VRDO	1.050%	9/1/22	40,370	40,370
	Denver CO City & County COP VRDO	1.050%	9/1/22	31,515	31,515
[1]	Sheridan Redevelopment Agency Tax Allocation Revenue VRDO	1.650%	9/1/22	9,270	9,270
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.500%	9/7/22	13,895	13,895
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.500%	9/7/22	16,100	16,100
					162,545
Connecticut (3.3%)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.610%	9/1/22	19,300	19,300
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.610%	9/1/22	36,250	36,250
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.650%	9/1/22	35,000	35,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.660%	9/1/22	24,055	24,055
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.670%	9/1/22	6,525	6,525
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	0.820%	8/31/22	18,300	18,300
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.450%	9/7/22	17,500	17,500
					156,930
District of Columbia (2.4%)
[1]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	1.030%	9/1/22	4,800	4,800
[1]	District of Columbia Miscellaneous Revenue VRDO	1.670%	9/1/22	75,520	75,520
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	1.220%	9/1/22	9,620	9,620
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	1.690%	9/1/22	4,425	4,425
[1,2,4]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	1.700%	9/1/22	2,560	2,560
[1,2,4]	District of Columbia Water & Sewer Authority Water Revenue VRDO	1.690%	9/1/22	12,400	12,400
[1]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	1.020%	9/1/22	7,375	7,375
					116,700
Florida (2.7%)
[1,2]	Clearwater FL Water & Sewer Water Revenue TOB VRDO	1.200%	9/1/22	6,890	6,890
[1,2]	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	1.200%	9/1/22	13,685	13,685
[1]	Gainesville FL Utilities System Multiple Utility Revenue VRDO	1.020%	9/1/22	39,165	39,165
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	1.750%	9/1/22	5,000	5,000

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Infirmary Health System Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.080%	9/1/22	6,835	6,835
[1,5]	Miami-Dade County FL Special Obligation Miscellaneous Revenue VRDO	1.480%	9/7/22	3,135	3,135
[1,2]	Miami-Dade County FL Transit Sales Tax Revenue TOB VRDO	1.700%	9/1/22	15,600	15,600
[1,2]	Orange County FL School Board COP TOB VRDO	1.730%	9/1/22	7,500	7,500
[1,2]	Orange County FL School Board COP TOB VRDO	1.730%	9/1/22	3,750	3,750
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	1.480%	9/7/22	19,480	19,480
[1,2]	Volusia County FL Hospital Revenue TOB VRDO	1.080%	9/1/22	8,400	8,400
					129,440
Georgia (1.3%)
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	1.700%	9/1/22	8,015	8,015
[1]	Cobb County GA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO (Equip Pool Project)	1.670%	9/1/22	9,200	9,200
[1,2,4]	DeKalb County GA Water & Sewer Water Revenue TOB VRDO	1.700%	9/1/22	5,500	5,500
[1]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	1.560%	9/7/22	22,770	22,770
	Private Colleges & Universities Authority of Georgia College & University Revenue VRDO	1.460%	9/7/22	17,115	17,115
					62,600
Hawaii (0.2%)
[1]	Hawaii Housing Finance and Development Corp. Local or Guaranteed Housing Revenue VRDO	1.650%	9/1/22	7,450	7,450
[1,2]	Honolulu HI City & County GO TOB VRDO	1.220%	9/1/22	4,000	4,000
					11,450
Illinois (6.0%)
[1]	Aurora IL College & University Revenue VRDO	1.680%	9/1/22	5,000	5,000
[1,2]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	1.700%	9/1/22	3,640	3,640
[1]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	1.600%	9/7/22	27,200	27,200
[1]	Illinois Finance Authority College & University Revenue VRDO	1.000%	9/1/22	17,760	17,760
	Illinois Finance Authority College & University Revenue VRDO	1.640%	9/1/22	24,625	24,625
	Illinois Finance Authority College & University Revenue VRDO	1.660%	9/1/22	39,135	39,135
	Illinois Finance Authority College & University Revenue VRDO	1.450%	9/7/22	34,265	34,265
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.000%	9/1/22	22,300	22,300
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.030%	9/1/22	11,535	11,535
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.050%	9/1/22	32,300	32,300
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.150%	9/1/22	19,550	19,550
[1]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	1.650%	8/31/22	20,200	20,200
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.460%	9/7/22	9,865	9,865
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	9/1/22	7,970	7,970
[1,2]	Northwestern Memorial Healthcare Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	9/1/22	13,100	13,100
					288,445

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indiana (1.1%)
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.050%	9/1/22	14,740	14,740
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.500%	9/7/22	20,000	20,000
[1]	Indiana Finance Authority Industrial Revenue VRDO	1.640%	9/7/22	8,340	8,340
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue VRDO	1.150%	9/1/22	8,115	8,115
					51,195
Iowa (1.5%)
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	1.620%	9/1/22	30,060	30,060
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	1.660%	9/1/22	4,500	4,500
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	1.660%	9/1/22	20,000	20,000
[1]	Iowa Higher Education Loan Authority College & University Revenue VRDO	1.100%	9/1/22	9,500	9,500
[1]	Iowa Higher Education Loan Authority College & University Revenue VRDO	1.100%	9/1/22	9,645	9,645
					73,705
Kansas (0.3%)
[1,2]	Johnson County KS Water District Water Revenue TOB VRDO	1.220%	9/1/22	12,400	12,400
[1]	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.100%	9/1/22	2,200	2,200
					14,600
Kentucky (0.2%)
[1]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	1.030%	9/1/22	9,100	9,100
Louisiana (1.1%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	1.010%	9/1/22	20,900	20,900
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	1.010%	9/1/22	23,000	23,000
[1,2]	East Baton Rouge Parish LA Sewer Commission Sewer Revenue TOB VRDO	1.700%	9/1/22	6,665	6,665
					50,565
Maryland (1.8%)
	Maryland Economic Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.400%	9/7/22	11,780	11,780
	Montgomery County MD CP	1.330%	10/4/22	11,000	10,993
	Montgomery County MD GO VRDO	1.030%	9/1/22	37,445	37,445
[1,2]	University of Maryland Auxiliary Facility & Tuition College & University Revenue TOB VRDO	1.220%	9/1/22	6,635	6,635
	Washington Suburban Sanitary Commission Water Revenue BAN VRDO	1.470%	9/7/22	17,365	17,365
					84,218
Massachusetts (0.7%)
[1,2]	Billerica MA GO TOB VRDO	1.220%	9/1/22	6,325	6,325
[1,2,4,6]	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	1.690%	9/1/22	9,900	9,900
[1,2]	Massachusetts GO TOB VRDO	1.680%	9/1/22	6,000	6,000
[1]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	1.680%	9/1/22	3,425	3,425

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.990%	9/1/22	1,700	1,700
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.670%	9/1/22	6,660	6,660
					34,010
Michigan (2.5%)
[1]	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.080%	9/1/22	8,190	8,190
[1]	Green Lake Township Economic Development Corp. Miscellaneous Revenue (Interlochen Center Project) VRDO	1.030%	9/1/22	17,600	17,600
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.460%	9/7/22	23,590	23,590
[1]	Oakland University College & University Revenue VRDO	1.500%	9/7/22	21,565	21,565
	University of Michigan College & University Revenue VRDO	0.940%	9/1/22	5,410	5,410
	University of Michigan College & University Revenue VRDO	1.550%	9/1/22	14,655	14,655
	University of Michigan College & University Revenue VRDO	1.620%	9/1/22	26,525	26,525
					117,535
Minnesota (0.5%)
[1]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	1.080%	9/1/22	23,805	23,805
Mississippi (1.3%)
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.000%	9/1/22	3,200	3,200
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.000%	9/1/22	11,100	11,100
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.000%	9/1/22	19,155	19,155
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.000%	9/1/22	29,850	29,850
					63,305
Missouri (3.0%)
	Missouri Development Finance Board Miscellaneous Revenue VRDO	1.150%	9/1/22	51,155	51,155
	Missouri Development Finance Board Recreational Revenue VRDO	1.150%	9/1/22	47,350	47,350
[1]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	1.150%	9/1/22	14,765	14,765
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	1.150%	9/1/22	26,165	26,165
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	9/1/22	4,695	4,695
					144,130
Multiple States (1.0%)
[1,2,7]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	1.690%	9/1/22	8,655	8,655
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.730%	9/1/22	28,300	28,300
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.730%	9/1/22	3,000	3,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.720%	9/1/22	10,000	10,000
					49,955
Nevada (1.3%)
[1]	Clark County NV Department of Aviation Port, Airport & Marina Revenue VRDO	1.550%	9/7/22	9,455	9,455
[1]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	1.740%	9/1/22	12,100	12,100
[1,2]	Clark County NV GO TOB VRDO	1.220%	9/1/22	7,570	7,570
[1,2]	Las Vegas NV Convention & Visitors Authority GO TOB VRDO	1.700%	9/1/22	1,400	1,400
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	1.700%	9/1/22	16,440	16,440

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Nevada Highway Improvement Fuel Sales Tax Revenue TOB VRDO	1.200%	9/1/22	15,835	15,835
					62,800
New Hampshire (1.0%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	1.050%	9/1/22	12,600	12,600
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	1.080%	9/1/22	17,690	17,690
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	1.080%	9/1/22	17,720	17,720
					48,010
New Jersey (0.3%)
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.350%	9/1/22	1,250	1,250
[1,2]	New Jersey Housing & Mortgage Finance Agency Housing Local or Guaranteed Housing Revenue TOB VRDO	1.700%	9/1/22	4,900	4,900
[1,2]	New Jersey Housing & Mortgage Finance Agency Housing Local or Guaranteed Housing Revenue TOB VRDO	1.700%	9/1/22	4,390	4,390
[1,2]	Union County NJ Improvement Authority Lease Revenue TOB VRDO	1.710%	9/7/22	1,600	1,600
					12,140
New Mexico (1.5%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	1.030%	9/1/22	39,095	39,095
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	1.030%	9/1/22	34,595	34,595
					73,690
New York (21.0%)
[1]	Geneva Industrial Development Agency College & University Revenue VRDO	1.690%	9/1/22	2,025	2,025
[1]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	1.030%	9/1/22	15,875	15,875
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.990%	9/1/22	64,365	64,365
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.640%	9/1/22	15,000	15,000
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.450%	9/7/22	30,000	30,000
[1]	New York City Industrial Development Agency Lease (Appropriation) Revenue VRDO	0.990%	9/1/22	2,680	2,680
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.200%	9/1/22	29,930	29,930
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.010%	9/1/22	7,200	7,200
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.030%	9/1/22	3,200	3,200
	New York City Municipal Water Finance Water Revenue VRDO	1.010%	9/1/22	26,210	26,210
[1]	New York City Municipal Water Finance Water Revenue VRDO	1.150%	9/1/22	24,900	24,900
[1]	New York City Municipal Water Finance Water Revenue VRDO	1.150%	9/1/22	22,100	22,100
[1]	New York City NY GO VRDO	1.060%	9/1/22	3,575	3,575
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.700%	9/1/22	7,700	7,700
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	1.700%	9/1/22	3,490	3,490
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	1.700%	9/1/22	2,300	2,300

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	1.700%	9/1/22	9,335	9,335
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	1.700%	9/1/22	3,335	3,335
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	1.710%	9/1/22	12,895	12,895
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.080%	8/31/22	108,000	108,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.030%	9/1/22	7,950	7,950
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.050%	9/1/22	10,800	10,800
	New York City Water & Sewer System Sewer Revenue VRDO	1.150%	9/1/22	900	900
	New York City Water & Sewer System Water Revenue VRDO	0.990%	9/1/22	4,470	4,470
	New York City Water & Sewer System Water Revenue VRDO	1.100%	9/1/22	6,300	6,300
[1]	New York City Water & Sewer System Water Revenue VRDO	1.150%	9/1/22	4,200	4,200
	New York City Water & Sewer System Water Revenue VRDO	1.650%	9/1/22	32,775	32,775
[1,2]	New York NY GO TOB VRDO	1.690%	9/1/22	8,000	8,000
[1]	New York NY GO VRDO	0.990%	9/1/22	10,690	10,690
	New York NY GO VRDO	0.990%	9/1/22	20,545	20,545
	New York NY GO VRDO	1.040%	9/1/22	64,525	64,525
	New York NY GO VRDO	1.050%	9/1/22	7,900	7,900
	New York NY GO VRDO	1.080%	9/1/22	13,800	13,800
	New York NY GO VRDO	1.080%	9/1/22	18,700	18,700
[1]	New York NY GO VRDO	1.470%	9/7/22	2,995	2,995
	New York State Dormitory Authority College & University Revenue VRDO	1.120%	9/1/22	3,200	3,200
	New York State Dormitory Authority College & University Revenue VRDO	1.620%	9/1/22	25,550	25,550
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.700%	9/1/22	18,065	18,065
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.700%	9/1/22	18,120	18,120
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.700%	9/1/22	7,500	7,500
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.700%	9/1/22	15,345	15,345
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.700%	9/1/22	10,300	10,300
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.700%	9/1/22	11,250	11,250
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.430%	9/7/22	8,440	8,440
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.440%	9/7/22	9,500	9,500
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.450%	9/7/22	16,900	16,900
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.690%	9/1/22	14,500	14,500
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.690%	9/1/22	15,765	15,765
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.700%	9/1/22	18,945	18,945
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.710%	9/1/22	18,100	18,100
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.720%	9/1/22	55,400	55,400

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.720%	9/1/22	16,700	16,700
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.700%	9/1/22	12,235	12,235
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.960%	9/1/22	22,390	22,390
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.010%	9/1/22	68,110	68,110
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.150%	9/1/22	12,310	12,310
					1,007,290
North Carolina (2.3%)
	Charlotte NC COP VRDO	1.660%	9/1/22	8,000	8,000
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.030%	9/1/22	6,700	6,700
[1]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.050%	9/1/22	17,040	17,040
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.640%	9/1/22	10,460	10,460
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	1.700%	9/1/22	44,755	44,755
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	1.060%	9/1/22	13,300	13,300
[1,2]	North Carolina State Housing Finance Home Ownership Local or Guaranteed Housing Revenue TOB VRDO	1.700%	9/1/22	1,380	1,380
[1,2]	North Carolina Turnpike Authority Government Fund/Grant Revenue TOB VRDO	1.700%	9/1/22	4,716	4,716
	University of North Carolina at Chapel Hill College & University Revenue VRDO	1.500%	9/7/22	5,700	5,700
					112,051
Ohio (3.4%)
[1]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	1.120%	9/1/22	27,900	27,900
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	1.670%	9/1/22	11,700	11,700
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	1.670%	9/1/22	4,150	4,150
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	1.660%	9/1/22	8,145	8,145
[1]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	1.080%	9/1/22	2,100	2,100
	Ohio GO VRDO	1.460%	9/7/22	4,715	4,715
[1]	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.080%	9/1/22	4,430	4,430
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.150%	9/1/22	28,750	28,750
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.040%	9/1/22	3,300	3,300
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.150%	9/1/22	8,850	8,850
	Ohio Lease (Appropriation) Revenue VRDO	1.450%	9/7/22	16,550	16,550
	Ohio Lease (Appropriation) Revenue VRDO	1.480%	9/7/22	2,750	2,750
	Ohio State University College & University Revenue VRDO	1.420%	9/7/22	8,180	8,180
	Ohio State University College & University Revenue VRDO	1.450%	9/7/22	18,175	18,175
	Ohio State University College & University Revenue VRDO	1.450%	9/7/22	13,400	13,400
					163,095
Oklahoma (0.1%)
[1,2]	Oklahoma State Development Financing Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	9/1/22	6,270	6,270
Oregon (0.4%)
	Oregon GO VRDO	1.150%	9/1/22	9,585	9,585

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon GO VRDO	1.150%	9/1/22	4,865	4,865
	Oregon GO VRDO	1.150%	9/1/22	3,400	3,400
					17,850
Pennsylvania (4.6%)
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	1.150%	9/1/22	23,070	23,070
	Butler County General Authority Miscellaneous Revenue VRDO	1.680%	9/1/22	5,795	5,795
[1]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.740%	9/1/22	11,780	11,780
[1]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.740%	9/1/22	10,060	10,060
[1]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	1.480%	9/7/22	12,500	12,500
[1]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	1.720%	9/1/22	8,240	8,240
[1]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	1.720%	9/1/22	3,340	3,340
	Northampton County General Purpose Authority College & University Revenue VRDO	1.620%	9/1/22	5,000	5,000
[1]	Pennsylvania Economic Development Financing Authority Private Schools Revenue VRDO	1.730%	9/1/22	900	900
[1,2]	Pennsylvania GO TOB VRDO	1.700%	9/1/22	16,085	16,085
[1,2]	Pennsylvania GO TOB VRDO	1.700%	9/7/22	3,335	3,335
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	1.700%	9/1/22	6,665	6,665
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.660%	9/1/22	4,900	4,900
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	1.700%	9/1/22	2,200	2,200
[1]	Pennsylvania Turnpike Commission Highway Revenue VRDO	1.650%	9/1/22	18,000	18,000
[1,2,4]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.080%	9/1/22	11,600	11,600
[1]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	1.200%	9/1/22	15,200	15,200
[1]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	1.200%	9/1/22	20,000	20,000
	Washington County Authority College & University Revenue VRDO	1.590%	9/1/22	41,900	41,900
					220,570
Rhode Island (0.1%)
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	1.670%	9/1/22	2,845	2,845
South Carolina (0.6%)
[1]	Columbia SC Waterworks & Sewer System Water Revenue VRDO	1.670%	9/1/22	12,130	12,130
[1,2]	McLeod Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	9/1/22	3,000	3,000
[1]	South Carolina Public Service Authority Electric Power & Light Revenue VRDO	1.500%	9/7/22	11,940	11,940
					27,070
South Dakota (0.3%)
[1]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.690%	9/1/22	16,000	16,000
Tennessee (2.1%)
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	1.050%	9/1/22	1,815	1,815
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	1.050%	9/1/22	7,385	7,385

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	1.070%	9/1/22	16,605	16,605
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	1.700%	9/1/22	5,750	5,750
[1,2]	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	1.220%	9/1/22	885	885
[1]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	1.050%	9/1/22	3,510	3,510
[1]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	1.060%	9/1/22	13,585	13,585
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	1.150%	9/1/22	35,705	35,705
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	1.150%	9/1/22	7,800	7,800
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	1.700%	9/1/22	2,600	2,600
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	1.700%	9/1/22	4,575	4,575
					100,215
Texas (15.7%)
	Austin TX Utility System Revenues CP	1.680%	9/15/22	24,278	24,275
	Board of Regents of the University of Texas System College & University Revenue VRDO	1.610%	9/1/22	22,590	22,590
	Board of Regents of the University of Texas System College & University Revenue VRDO	1.620%	9/1/22	17,955	17,955
[1,2]	Clifton Higher Education Finance Corp. Charter School Aid Revenue TOB VRDO	1.700%	9/1/22	4,945	4,945
[1,2,8]	Conroe TX Independent School District GO TOB VRDO	1.200%	9/1/22	21,870	21,870
[1,2]	Dallas Area Rapid Transit Sales Tax Revenue TOB VRDO	1.700%	9/1/22	4,905	4,905
[1,2]	Fort Bend County TX GO TOB VRDO	1.700%	9/1/22	7,775	7,775
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	1.720%	9/1/22	47,600	47,600
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.030%	9/1/22	32,840	32,840
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.150%	9/1/22	45,095	45,095
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.500%	9/7/22	17,255	17,255
[1,2]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.080%	9/1/22	32,700	32,700
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.150%	9/1/22	47,415	47,415
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.150%	9/1/22	4,350	4,350
[1,2]	Harris County Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	9/1/22	16,200	16,200
[1]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	1.690%	9/1/22	3,230	3,230
	Houston Higher Education Finance Corp. College & University Revenue VRDO	1.450%	9/7/22	11,925	11,925
	Houston TX Combined Utility System Water Revenue VRDO	1.680%	9/1/22	45,890	45,890
[1]	Houston TX Combined Utility System Water Revenue VRDO	1.680%	9/1/22	25,000	25,000
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	9/1/22	13,200	13,200
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	9/1/22	5,365	5,365
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.000%	9/1/22	48,110	48,110

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.660%	9/1/22	15,800	15,800
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.500%	9/7/22	48,595	48,595
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.620%	9/1/22	11,040	11,040
	Texas GO VRDO	1.500%	9/7/22	19,620	19,620
[1]	Texas GO VRDO	1.520%	9/7/22	9,255	9,255
	Texas GO VRDO	1.520%	9/7/22	56,560	56,560
[1]	Texas GO VRDO	1.520%	9/7/22	17,200	17,200
	Texas GO VRDO	1.540%	9/7/22	15,850	15,850
[1]	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue VRDO	1.690%	9/1/22	19,100	19,100
	University of Texas System Regents Revenue CP	1.810%	9/21/22	25,000	24,996
	University of Texas System Regents Revenue CP	1.870%	9/21/22	12,400	12,398
					750,904
Utah (1.2%)
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	1.000%	9/1/22	23,685	23,685
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	1.620%	9/1/22	18,800	18,800
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	1.000%	9/1/22	10,300	10,300
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	1.500%	9/7/22	3,000	3,000
					55,785
Virginia (0.6%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.080%	9/1/22	16,925	16,925
[1,2]	Hampton Roads Transportation Accountability Commission Sales Tax Revenue TOB VRDO	1.700%	9/1/22	5,000	5,000
[1]	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.080%	9/1/22	4,500	4,500
					26,425
Washington (1.0%)
	King County WA GO VRDO	1.050%	9/1/22	3,815	3,815
	King County WA GO VRDO	1.600%	9/7/22	10,000	10,000
[1,2]	Seattle WA Water System Water Revenue TOB VRDO	1.220%	9/1/22	5,660	5,660
[1,2]	Washington GO TOB VRDO	1.700%	9/1/22	9,400	9,400
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	1.670%	9/1/22	15,000	15,000
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	1.670%	9/1/22	6,160	6,160
					50,035
West Virginia (0.3%)
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.740%	9/1/22	11,870	11,870
Wisconsin (3.2%)
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	1.030%	9/1/22	50,525	50,525
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	1.080%	9/1/22	9,430	9,430
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	1.150%	9/1/22	52,025	52,025
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	9/1/22	3,795	3,795

Municipal Cash Management Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	1.660%	9/1/22	3,050	3,050
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	1.660%	9/1/22	2,150	2,150
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	1.660%	9/1/22	19,500	19,500
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	1.660%	9/1/22	11,915	11,915
				152,390
Total Tax-Exempt Municipal Bonds (Cost $4,784,730)				4,784,714
Total Investments (99.9%) (Cost $4,784,730)				4,784,714
Other Assets and Liabilities—Net (0.1%)				6,456
Net Assets (100%)				4,791,170
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, the aggregate value was $1,079,237,000, representing 22.5% of net assets.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Assets and Liabilities
As of August 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,784,730)	4,784,714
Cash	1,407
Receivables for Investment Securities Sold	725
Receivables for Accrued Income	7,960
Total Assets	4,794,806
Liabilities
Payables for Investment Securities Purchased	3,615
Payables to Vanguard	21
Total Liabilities	3,636
Net Assets	4,791,170
At August 31, 2022, net assets consisted of:

Paid-in Capital	4,791,216
Total Distributable Earnings (Loss)	(46)
Net Assets	4,791,170

Net Assets
Applicable to 47,906,003 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,791,170
Net Asset Value Per Share	$100.01

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Operations

Year Ended August 31, 2022
($000)
Investment Income
Income
Interest	18,199
Total Income	18,199
Expenses
The Vanguard Group—Note B
Management and Administrative	500
Custodian Fees	4
Total Expenses	504
Expenses Paid Indirectly	(4)
Net Expenses	500
Net Investment Income	17,699
Realized Net Gain (Loss) on Investment Securities Sold	(11)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(54)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,634

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,699	3,115
Realized Net Gain (Loss)	(11)	134
Change in Unrealized Appreciation (Depreciation)	(54)	(18)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,634	3,231
Distributions
Total Distributions	(17,958)	(3,115)
Capital Share Transactions
Issued	16,314,831	10,428,113
Issued in Lieu of Cash Distributions	17,958	3,110
Redeemed	(18,194,747)	(8,478,466)
Net Increase (Decrease) from Capital Share Transactions	(1,861,958)	1,952,757
Total Increase (Decrease)	(1,862,282)	1,952,873
Net Assets
Beginning of Period	6,653,452	4,700,579
End of Period	4,791,170	6,653,452

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$100.02	$100.02	$100.01	$100.01	$100.01
Investment Operations
Net Investment Income	.396	.057	.933	1.569	1.190
Net Realized and Unrealized Gain (Loss) on Investments	(.005)	—	.010	—	—
Total from Investment Operations	.391	.057	.943	1.569	1.190
Distributions
Dividends from Net Investment Income	(.396)	(.057)	(.933)	(1.569)	(1.190)
Distributions from Realized Capital Gains	(.005)	—	—	—	—
Total Distributions	(.401)	(.057)	(.933)	(1.569)	(1.190)
Net Asset Value, End of Period	$100.01	$100.02	$100.02	$100.01	$100.01
Total Return	0.39%	0.06%	0.95%	1.58%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,791	$6,653	$4,701	$3,289	$1,935
Ratio of Total Expenses to Average Net Assets	0.01%[1]	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	0.35%	0.05%	0.84%	1.57%	1.18%
1	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Notes to Financial Statements
Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
The fund invests in a variety of high-quality short-term municipal securities; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of

Municipal Cash Management Fund
Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread.  However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Municipal Cash Management Fund
At August 31, 2022, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Amount ($000)
Paid-in Capital	(88)
Total Distributable Earnings (Loss)	88
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of qualified late-year losses. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	(30)
Net Unrealized Gains (Losses)	(16)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	17,717	3,115
Ordinary Income*	193	—
Long-Term Capital Gains	48	—
Total	17,958	3,115
*	Includes short-term capital gains, if any.
As of August 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,784,730
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(16)
Net Unrealized Appreciation (Depreciation)	(16)

Municipal Cash Management Fund
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2022, such purchases were $1,439,370,000 and sales were $1,543,948,000, resulting in net realized gain (loss) of $1,000.
G.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2022 Shares (000)	2021 Shares (000)

Issued	163,124	104,261
Issued in Lieu of Cash Distributions	180	31
Redeemed	(181,919)	(84,768)
Net Increase (Decrease) in Shares Outstanding	(18,615)	19,524
H.	Management has determined that no events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard CMT Funds and Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (constituting Vanguard CMT Funds, hereafter collectively referred to as the "Funds") as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited) for Vanguard Market Liquidity Fund
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund hereby designates 99.5%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 79.7%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
The fund hereby designates $140,208,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.

Tax information (unaudited) for Vanguard Municipal Cash Management Fund
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $48,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates 100% of its income dividends as exempt-interest dividends.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
CMT0 102022

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended August 31, 2022: $45,000
Fiscal Year Ended August 31, 2021: $48,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2022: $10,494,508
Fiscal Year Ended August 31, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended August 31, 2022: $2,757,764
Fiscal Year Ended August 31, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended August 31, 2022: $5,202,689
Fiscal Year Ended August 31, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended August 31, 2022: $298,000
Fiscal Year Ended August 31, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2022: $5,500,689
Fiscal Year Ended August 31, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 18, 2022

VANGUARD CMT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 18, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.